Schedule of Interest Income and Others (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounting Policies [Abstract]
Interests on bank deposits	$ 1,296	$ 280	$ 1,169
Sundry income			17,670
Interest income and others	$ 1,296	$ 280	$ 18,839